SHORT-TERM BANK DEPOSITS (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on short-term deposits	4.20%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on short-term deposits	6.63%